General (Details)		12 Months Ended
	Feb. 27, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ILS (₪)
General (Details) [Line Items]
Net loss		$ (1,248,000)	$ (952,000)	$ (2,459,000)
Accumulative deficit		(30,969,000)	(29,721,000)
Net amounts raised			54,000	75,000
Exercise of share option value through paycheck protection				11,000
Issuance of convertible debt			560,000
Net amount		887,000
Public offering price		313,000
Public offering price (in Dollars per share) | $ / shares	$ 4
Aggregate gross proceeds	$ 7,800,000
Ordinary shares [Member]
General (Details) [Line Items]
Net loss
Ordinary shares per value (in New Shekels) | ₪					₪ 0.05
IPO [Member]
General (Details) [Line Items]
Net loss		$ 1,248,000
Public offering price	$ 1,950,000
Public offering price (in Dollars per share) | $ / shares		$ 4,000